OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of Other Payables and Accrued Expenses

	December 31,
	2020	2019
Other taxes payable	$2,376,090	$3,614,082
Accrued payroll & welfare	14,435	13,623
Accrued expense & liability	21,521	191,918
Others	90,820	55,906
	$2,502,866	$3,875,529